united states
                                        securities and exchange commission
                                              washington, d.c. 20549

                                                 form n-csr

                          certified shareholder report of registered management
                                           investment companies

Investment Company Act file number 811-21237

                                               Unified Series Trust
                           (Exact name of registrant as specified in charter)

431 North Pennsylvania Street, Indianapolis, Indiana 46204
         (Address of principal executive offices)             (Zip code)

Unified Fund Services, 431 North Pennsylvania Street, Indianapolis,Indiana 46204
         (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 08/31

Date of reporting period: 02/28/2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.




Stoneridge Bond Fund
Schedule of Investments
February 28, 2003 (Unaudited)

                                                                                      Principal
                                                                                        Amount                     Value
                                                                                                             ------------------
Asset Backed Obligations - 3.53%
Capital One Master Trust, 1998-4 CL. A, 5.430%, 1/15/2007                                  740,000                     759,599
Discover Card Master Trust, 1998-6 CL. A, 5.850%, 1/15/2006                                150,000                     152,648
                                                                                                             ------------------

TOTAL ASSET BACKED OBLIGATIONS (Cost $900,695)                                                                         912,247
                                                                                                             ------------------

Corporate Bonds - 42.78%
Anheuser-Busch Companies, Inc., 6.750%, 8/1/2003                                           340,000                     347,373
Archer Daniels Midland Co., 8.875%, 4/15/2011                                              300,000                     390,130
Cendant Corp., 6.250%, 1/15/2008                                                           500,000                     512,768
Comcast Cable Communication Corp., 6.200%, 11/15/2008                                      575,000                     615,828
Daimler Chrysler, 6.400%, 5/15/2006                                                        250,000                     270,318
Diageo Capital PLC, 7.250%, 11/1/2009                                                      300,000                     358,694
Ford Motor Credit Corp., 6.875%, 2/1/2006                                                  600,000                     609,802
General Electric Capital Corp., 5.650%, 3/31/2003                                          200,000                     200,653
General Motors Acceptance Corp., 7.750%, 1/19/2010                                         525,000                     557,255
General Motors Acceptance Corp., 6.125%, 8/28/2007                                         725,000                     746,438
Goldman Sachs Group, Inc., 7.500%, 1/28/2005                                               325,000                     356,836
J.P. Morgan, 7.625%, 9/15/2004                                                             500,000                     537,259
Lehman Brothers Holdings, Inc., 7.875%, 11/1/2009                                          225,000                     269,095
Masco Corp., 6.750%, 3/15/2006                                                             500,000                     553,851
Morgan Stanley Dean Witter & Co., 5.625%, 1/20/2004                                        200,000                     207,328
Sony Corp., 6.125%, 3/4/2003                                                               100,000                     100,040
Tele Communications, Inc., 7.250%, 8/1/2005                                                300,000                     319,963
Textron, Inc., 6.375%, 7/15/2004                                                           450,000                     467,724
Tyco International Group, 6.750%, 2/15/2011                                              1,465,000                   1,391,750
Tyco International Group, 5.800%, 8/1/2006                                               1,000,000                     957,500
Verizon Global Funding Corp., 6.750%, 12/1/2005                                            220,000                     243,654
Walt Disney Co., 5.125%, 12/15/2003                                                        500,000                     513,848
Weyerhaeuser Co., 6.000%, 8/1/2006                                                         500,000                     538,621
                                                                                                             ------------------

TOTAL CORPORATE BONDS (Cost $10,496,869)                                                                            11,066,728
                                                                                                             ------------------

U.S. Treasury & Agency Obligations - 43.17%
FNMA, Pool #580835, 7.000%, 5/1/2031                                                       118,693                     125,236
FNMA, Pool #253353, 7.500%, 7/1/2015                                                       230,965                     247,315
FNMA, Pool #582053, 6.000%, 5/1/2016                                                       191,568                     201,228
FNMA, Pool #505221, 7.000%, 8/1/2029                                                        94,777                     100,002
FNMA, Pool #528981, 7.500%, 1/1/2030                                                        71,051                      75,713
FNMA, Pool #534058, 6.500%, 3/1/2030                                                        96,651                     101,150
FNMA, Pool #563821, 7.000%, 1/1/2016                                                       133,806                     142,878
FNMA, Pool #617512, 6.000%, 1/1/2017                                                       643,341                     675,784
FNMA, Pool #661132, 6.000%, 10/1/2032                                                      658,471                     685,861
FNMA, Pool #664107, 5.500%, 10/21/2017                                                     677,677                     707,185
FNMA, Pool #673880, 6.000%, 12/1/2032                                                      673,744                     701,769
FNMA, Pool #254591, 5.500%, 1/1/2018                                                       669,751                     698,913
FNMA, Pool #501301, 6.500%, 6/1/2029                                                       104,517                     109,383
FNMA, Pool #621256, 6.500%, 2/1/2032                                                       577,663                     604,553
FNMA, Pool #635199, 6.500%, 8/1/2017                                                       669,346                     710,421

Stoneridge Bond Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)

                                                                                      Principal
                                                                                        Amount                     Value
                                                                                                             ------------------
U.S. Treasury & Agency Obligations - 43.17% - continued


GNMA, Pool #565890, 7.000%, 5/15/2032                                                      178,539                    $189,825
GNMA, Pool #533978, 7.500%, 5/15/2032                                                      167,060                     178,859
GNMA, Pool #536872, 7.500%, 5/15/2031                                                       87,798                      93,999
GNMA, Pool #557370, 7.000%, 5/15/2031                                                       59,772                      63,551
GNMA, Pool #557440, 8.000%, 10/15/2030                                                      65,740                      71,280
GNMA, Pool #466174, 7.500%, 10/15/2029                                                      86,729                      92,854
GNMA, Pool #468376, 7.000%, 9/15/2029                                                       98,399                     104,619
GNMA, Pool #499267, 6.500%, 5/15/2029                                                      212,465                     224,074
GNMA, Pool #512867, 6.500%, 6/15/2029                                                      156,802                     165,370
GNMA, Pool #552932, 6.000%, 12/15/2017                                                     223,388                     236,607
GNMA, Pool #571238, 6.500%, 10/15/2016                                                     190,481                     203,766
GNMA, Pool #577463, 5.500%, 12/15/2017                                                     223,301                     235,117
GNMA, Pool #589420, 6.000%, 6/15/2032                                                      220,774                     231,379
GNMA, Pool #595048, 6.000%, 10/15/2032                                                     549,309                     575,696
Federal Home Loan Bank, 2.400%, 12/20/2004                                                 900,000                     902,813
U.S. Treasury Note, 4.375%, 5/15/2007                                                      625,000                     673,779
U.S. Treasury Note, 4.750%, 11/15/2008                                                     165,000                     180,978
U.S. Treasury Note, 5.750%, 8/15/2003                                                      300,000                     306,305
U.S. Treasury Note, 6.000%, 8/15/2009                                                      470,000                     549,441
                                                                                                             ------------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $10,930,179)                                                         11,167,703
                                                                                                             ------------------


Money Market Securities - 8.66%
Huntington Money Market Investors Shares - Class A, 0.250% (Cost $2,214,660) (a)         2,214,660                   2,238,686
                                                                                                             ------------------

TOTAL INVESTMENTS - 98.14% (Cost $24,565,718)                                                                       25,385,364
                                                                                                             ------------------

Other assets less liabilities - 1.86%                                                                                  481,490


TOTAL NET ASSETS - 100.00%                                                                                         $25,866,854
                                                                                                             ==================

(a) Variable rate security; the coupon yield shown represents the yield at February 28, 2003.

StoneRidge Equity Fund
Schedule of Investments
February 28, 2003 (Unaudited)


Common Stocks - 89.73%                                                                Shares                     Value

Accident & Health Insurance - 0.74%

Partnerre Ltd.                                                                              500                       $24,925
                                                                                                           -------------------

Agents, Brokers & Services - 0.89%
Hartford Financial Services Group, Inc.                                                     825                        29,807
                                                                                                           -------------------

Aircraft - 0.18%
Embraer-Empresa Brasileira De Aerona (c)                                                    599                         6,176
                                                                                                           -------------------

Aircraft Engines & Engine Parts - 1.57%
United Technologies Corp.                                                                   900                        52,722
                                                                                                           -------------------

Auto Controls for Regulating Residential & Commercial Environment - 0.54%
Honeywell International, Inc.                                                               800                        18,312
                                                                                                           -------------------

Beverages - 1.44%
PepsiCo, Inc.                                                                               720                        27,590
Pepsi Bottling Group, Inc.                                                                  900                        20,925
                                                                                                           -------------------
                                                                                                                       48,515
                                                                                                           -------------------

Blank Checks - 1.39%
Federated Investors, Inc.                                                                 1,850                        46,842
                                                                                                           -------------------

Bottled & Canned Soft Drinks & Carbonated Waters - 0.57%
Cadbury Schweppes Public Ltd. Co. (a) (c)                                                   945                        19,042
                                                                                                           -------------------

Cable & Other Pay Television Services - 2.61%
Viacom, Inc. (a)                                                                            250                         9,302
Viacom, Inc. - Class B (a)                                                                2,115                        78,530
                                                                                                           -------------------
                                                                                                                       87,832
                                                                                                           -------------------

Crude Petroleum & Natural Gas - 1.07%
Kerr-McGee Corp.                                                                            875                        36,085
                                                                                                           -------------------

Drilling Oil & Gas Wells - 0.64%
Transocean Offshore, Inc. (a)                                                               950                        21,565
                                                                                                           -------------------

Electric & Other Services Combined - 0.70%
Wisconsin Energy Corp.                                                                    1,025                        23,421
                                                                                                           -------------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.16%
General Electric Co.                                                                      4,425                       106,421
                                                                                                           -------------------

Electronic Computers - 2.02%
Dell Computer Corp. (a)                                                                   2,525                        68,074
                                                                                                           -------------------

StoneRidge Equity Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)


Common Stocks - 89.73% - continued                                                    Shares                     Value

Electronic Connectors - 1.33%
Tyco International Ltd..                                                                  3,025                        44,770
                                                                                                           -------------------

Fats & Oils - 0.58%
Bunge Ltd.                                                                                  750                        19,425
                                                                                                           -------------------

Federal & Federally - Sponsored Credit Agencies - 0.89%
Freddie Mac                                                                                 550                        30,057
                                                                                                           -------------------

Fire, Marine & Casualty Insurance - 2.08%
ACE Ltd..                                                                                 1,850                        51,263
Travelers Property Casualty Corp. Class A                                                   165                         2,582
Travelers Property Casualty Corp. Class B                                                 1,014                        16,123
                                                                                                           -------------------
                                                                                                                       69,968
                                                                                                           -------------------

Food & Kindred Products - 1.34%
Kraft Foods, Inc.                                                                         1,525                        45,155
                                                                                                           -------------------

Gen Building Contractors - Residential Buildings - 0.53%
Lennar Corp.                                                                                330                        17,817
                                                                                                           -------------------

Hospital & Medical Service Plans - 0.60%
Humana, Inc. (a)                                                                          2,070                        20,286
                                                                                                           -------------------

Ice Cream & Frozen Desserts - 1.00%
Dean Foods Co. (a)                                                                          800                        33,736
                                                                                                           -------------------

Insurance Agents, Brokers & Service - 2.70%
AdvancePCS, Inc. (a)                                                                        575                        16,071
Gallagher Arthur J. & Co.                                                                 3,060                        74,878
                                                                                                           -------------------
                                                                                                                       90,949
                                                                                                           -------------------

Investment Advice - 1.58%
Investor's Financial Services Corp.                                                       2,125                        53,125
                                                                                                           -------------------

Life Insurance - 1.15%
Nationwide Financial Services, Inc. - Class A                                             1,600                        38,880
                                                                                                           -------------------

Malt Beverages - 0.21%
Coors Adolph Co. - Class B                                                                  150                         7,215
                                                                                                           -------------------

Mortgage Bankers & Loan Correspondents - 0.51%
Doral Financial Corp.                                                                       525                        17,015
                                                                                                           -------------------


StoneRidge Equity Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)


Common Stocks - 89.73% - continued                                                    Shares                     Value

Motor Vehicles & Passenger Car Bodies - 0.85%
General Motors Corp. - Class H (a)                                                        2,800                        28,532
                                                                                                           -------------------

Motorcycles, Bicycles & Parts - 0.82%
Harley-Davidson, Inc.                                                                       700                        27,713
                                                                                                           -------------------

National Commercial Banks - 5.69%
BankNorth Group, Inc.                                                                     1,625                        36,822
Commerce Bancorp, Inc.                                                                      900                        37,188
Fleet Boston Corp.                                                                        2,450                        60,172
TCF Financial Corp.                                                                       1,370                        57,458
                                                                                                           -------------------
                                                                                                                      191,640
                                                                                                           -------------------

Newspapers: Publishing or Publishing & Printing - 0.70%
Belo Corp.                                                                                1,100                        23,705
                                                                                                           -------------------

Operative Builders - 1.95%
Centex Corp.                                                                                550                        30,404
D.R. Horton, Inc.                                                                         1,925                        35,247
                                                                                                           -------------------
                                                                                                                       65,651
                                                                                                           -------------------

Paper Mills - 1.27%
Abitibi Consolidated, Inc.                                                                4,060                        30,247
Kimberly-Clark Corp.                                                                        275                        12,603
                                                                                                           -------------------
                                                                                                                       42,850
                                                                                                           -------------------

Paperboard Mills - 0.71%
Smurfit Stone Container Corp. (a)                                                         1,800                        23,832
                                                                                                           -------------------

Petroleum Refining - 4.63%
Exxon Corp.                                                                               3,725                       126,725
Valero Energy Corp.                                                                         750                        29,258
                                                                                                           -------------------
                                                                                                                      155,983
                                                                                                           -------------------

Pharmaceutical Preparations - 6.10%
IVAX Corp.  (a)                                                                           5,150                        58,144
Pfizer, Inc.                                                                              3,525                       105,116
Vertex Pharmaceuticals, Inc. (a)                                                          3,835                        42,377
                                                                                                           -------------------
                                                                                                                      205,637
                                                                                                           -------------------

Plastic Mail, Synth Resin/Rubber, Cellulos (No Glass) - 0.74%
DuPont (EI) de NeMours & Co.                                                                675                        24,752
                                                                                                           -------------------

Plastics Products - 0.75%
Newell Rubbermaid, Inc.                                                                     900                        25,380
                                                                                                           -------------------

StoneRidge Equity Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)

Common Stocks - 89.73% - continued                                                    Shares                     Value

Primary Production of Aluminum - 0.78%
Alcan, Inc.                                                                                 925                        26,288
                                                                                                           -------------------

Radio & Tv Broadcasting & Communications Equipment - 0.40%
L 3 Communications Holdings, Inc. (a)                                                       375                        13,545
                                                                                                           -------------------

Radiotelephone Communications - 0.64%
AT&T Wireless Services, Inc. (a)                                                          1,575                         9,308
Dominion Resouces, Inc.                                                                     225                        12,127
                                                                                                           -------------------
                                                                                                                       21,435
                                                                                                           -------------------

Railroads, Line-Haul Operating - 0.49%
Union Pacific Corp.                                                                         300                        16,557
                                                                                                           -------------------

Real Estate Investment Trusts - 1.02%
Boston Properties, Inc.                                                                     925                        34,410
                                                                                                           -------------------

Retail - Department Stores - 0.21%
Sears Roebuck & Co.                                                                         325                         7,079
                                                                                                           -------------------

Retail - Eating Places - 0.45%
Brinker International, Inc. (a)                                                             550                        15,246
                                                                                                           -------------------

Retail - Family Clothing Stores - 0.22%
Gap, Inc.                                                                                   575                         7,498
                                                                                                           -------------------

Retail - Home Furniture, Furnishings & Equipment Stores - 0.23%
Williams-Sonoma, Inc. (a)                                                                   325                         7,566
                                                                                                           -------------------

Retail - Lumber & Other Building Materials Dealers - 2.68%
The Home Depot, Inc.                                                                      3,850                        90,283
                                                                                                           -------------------

Retail - Radio TV & Consumer Electronics Stores - 0.82%
Best Buy Co., Inc. (a)                                                                      955                        27,762
                                                                                                           -------------------

Savings Institutions, Not Federally Chartered - 0.79%
Washington Mutual, Inc.                                                                     775                        26,761
                                                                                                           -------------------

Security & Commodity Brokers, Dealers, Exchanges Services - 0.50%
T. Rowe Price Associates, Inc.                                                              650                        16,718
                                                                                                           -------------------

Security Brokers, Dealers & Flotation Companies - 3.25%
Lehman Brothers Holdings, Inc.                                                            1,980                       109,633
                                                                                                           -------------------


StoneRidge Equity Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)

Common Stocks - 89.73% - continued                                                    Shares                     Value

Semiconductors & Related Devices - 3.49%
Marvell Technology Group Ltd. (a)                                                         1,725                        35,535
Microchip Technology, Inc.                                                                1,100                        27,995
Taiwan Semiconductor Manufacturing Co. Ltd. (a) (c)                                       3,825                        27,119
Xilinx, Inc. (a)                                                                          1,175                        26,907
                                                                                                           -------------------
                                                                                                                      117,556
                                                                                                           -------------------

Services - Advertising Agencies - 0.21%
Lamar Advertising Co. - Class A (a)                                                         230                         7,215
                                                                                                           -------------------

Services - Computer Processing & Data Preparation - 0.28%
Sabre Holdings Corp. (a)                                                                    575                         9,522
                                                                                                           -------------------

Services - General Medical & Surgical Hospitals - 0.25%
Community Health Systems, Inc. (a)                                                          445                         8,344
                                                                                                           -------------------

Services - Medical Laboratories - 0.21%
Laboratory Corp. of America Holdings (a)                                                    250                         6,942
                                                                                                           -------------------

Services - Motion Picture & Video Tape Production - 0.72%
AOL Time Warner, Inc.                                                                     2,127                        24,078
                                                                                                           -------------------

Services - Personal Services - 0.41%
Cendant Corp. (a)                                                                         1,125                        13,849
                                                                                                           -------------------

Services - Prepackaged Software - 9.00%
Microsoft Corp.                                                                           6,150                       145,755
Symantec Corp.  (a)                                                                       1,400                        56,658
VERITAS Software Corp. (a)                                                                5,925                       100,903
                                                                                                           -------------------
                                                                                                                      303,316
                                                                                                           -------------------

Services - Specialty Outpatient Facilities - 0.50%
Express Scripts, Inc. (a)                                                                   325                        16,809
                                                                                                           -------------------

State Commercial Bank - 2.75%
North Fork Bancorporation, Inc.                                                           1,460                        47,070
Popular, Inc.                                                                             1,345                        45,582
                                                                                                           -------------------
                                                                                                                       92,652
                                                                                                           -------------------

Surgical & Medical Instruments & Apparatus - 1.05%
Boston Scientific Corp. (a)                                                                 800                        35,336
                                                                                                           -------------------

Telephone Communications (No Radiotelephone) - 2.15%
SBC Communications, Inc.                                                                  1,200                        24,960
Verizon Communications, Inc.                                                              1,375                        47,548
                                                                                                           -------------------
                                                                                                                       72,508
                                                                                                           -------------------

TOTAL COMMON STOCKS (Cost $3,952,955)                                                                               3,022,720
                                                                                                           -------------------

StoneRidge Equity Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)

                                                                                      Shares                     Value

Money Market Securities - 7.85%
Huntington Money Market Investors Shares - Class A, 0.25%, (Cost $264,416) (b)          264,416                       264,416
                                                                                                           -------------------


TOTAL INVESTMENTS (Cost $4,217,371) - 97.58%                                                                       $3,287,136
                                                                                                           -------------------

Other assets less liabilities - 2.42%                                                                                  81,710
                                                                                                           -------------------


TOTAL NET ASSETS - 100.00%                                                                                         $3,368,846
                                                                                                           ===================

(a) Non-income producing.
(b) Variable rate security; the yield shown represents the yield at February 28, 2003.
(c) American Depository Receipt.

StoneRidge Small Cap Growth Fund
Schedule of Investments
February 28, 2003 (Unaudited)

Common Stocks - 97.88%                                                              Shares                   Value

Air Transportation, Scheduled - 0.48%

ExpressJet Holdings, Inc. (a)                                                          12,150                    $97,200
                                                                                                        -----------------

Biological Products (No Diagnostic Substances) - 4.67%
Aphton Corp. (a)                                                                       37,685                     94,213
NeoPharm, Inc. (a)                                                                     58,327                    635,764
Neurocrine Biosciences, Inc. (a)                                                        5,050                    212,756
                                                                                                        -----------------
                                                                                                                 942,733
                                                                                                        -----------------

Communications Equipment - 1.01%
UTStarcom, Inc. (a)                                                                    11,200                    203,616
                                                                                                        -----------------

Computer Peripheral Equipment - 0.43%
Secure Computing Corp. (a)                                                             19,250                     87,588
                                                                                                        -----------------

Computer Services & Software - 1.09%
F5 Networks, Inc. (a)                                                                  15,700                    219,329
                                                                                                        -----------------

Crude Petroleum & Natural Gas - 2.34%
Chesapeake Energy Corp.                                                                25,850                    209,902
Forest Oil Corp. (a)                                                                   11,575                    263,331
                                                                                                        -----------------
                                                                                                                 473,233
                                                                                                        -----------------

Drilling Oil & Gas Wells - 1.14%
Smedvig asa (c)                                                                        63,215                    230,735
                                                                                                        -----------------

Electronic Components - 1.46%
Advanced Energy Industries, Inc. (a)                                                   28,715                    294,616
                                                                                                        -----------------

Fire, Marine & Casualty Insurance - 0.58%
Kingsway Financial Services, Inc. (a)                                                  11,200                    117,264
                                                                                                        -----------------

Household Furniture - 0.24%
Natuzzi S P A (c)                                                                       5,400                     48,600
                                                                                                        -----------------

In Vitro & In Vivo Diagnostic Substances - 2.25%
North American Scientific, Inc. (a)                                                    67,355                    454,646
                                                                                                        -----------------

Industrial Instruments For Measurement, Display, and Control - 1.12%
MKS Instruments, Inc. (a)                                                              17,080                    226,310
                                                                                                        -----------------

Insurance Agents Brokers & Services - 1.62%
Hilb, Rogal,Hamilton Co.                                                                6,640                    197,407
Hub International LTD                                                                   9,550                    130,739
                                                                                                        -----------------
                                                                                                                 328,146
                                                                                                        -----------------

Investment Advice - 2.59%
Affiliated Managers Group (a)                                                          12,350                    523,764

                                                                                                       -----------------

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)

Common Stocks - 97.88% - continued                                                  Shares                   Value

Laboratory Analytical Instruments - 3.80%
FEI Company (a)                                                                        10,550                    165,635
TriPath Imaging, Inc. (a)                                                             240,590                    601,475
                                                                                                        -----------------
                                                                                                                 767,110
                                                                                                        -----------------

Measuring & Controlling Devices - 1.48%
Trimble Navigation Ltd..  (a)                                                          17,900                    299,825
                                                                                                        -----------------

Miscellaneous Fabricated Metal Products - 0.35%
The Shaw Group, Inc.  (a)                                                               7,400                     70,966
                                                                                                        -----------------

Miscellaneous Primary Metal Products - 0.38%
Nanophase Technologies Corp. (a)                                                       28,850                     77,606
                                                                                                        -----------------

Mortgage Bankers & Loan Correspondents - 3.08%
American Home Mortgage Holdings, Inc.                                                  16,145                    171,944
Doral Financial Corp.                                                                  13,875                    449,689
                                                                                                        -----------------
                                                                                                                 621,633
                                                                                                        -----------------

Newspapers: Publishing or Publishing & Printing - 0.39%
Belo Corp.                                                                              3,650                     78,658
                                                                                                        -----------------

Oil & Gas Field Machinery & Equipment - 4.17%
Gulfmark Offshore, Inc. (a)                                                            20,600                    308,382
National-Oilwell, Inc. (a)                                                             12,677                    285,232
Tesco Corp. (a)                                                                        11,300                    137,521
W-H Energy Services, Inc. (a)                                                           6,425                    112,438
                                                                                                        -----------------
                                                                                                                 843,573
                                                                                                        -----------------

Oil & Gas Field Services - 2.21%
Superior Energy Services, Inc. (a)                                                     51,500                    446,505
                                                                                                        -----------------

Operative Builders - 2.64%
Beazer Homes U.S.A., Inc. (a)                                                           4,005                    233,732
Dominion Homes, Inc. (a)                                                                3,805                     48,932
M.D.C. Holdings, Inc.                                                                   3,550                    133,267
Ryland Group, Inc.                                                                      2,850                    117,705
                                                                                                        -----------------
                                                                                                                 533,636
                                                                                                        -----------------

Perfumes, Cosmetics & Other Toilet Preparations - 1.06%
Elizabeth Arden, Inc.  (a)                                                             19,785                    214,469
                                                                                                        -----------------

Periodicals: Publishing or Publishing & Printing - 1.00%
PRIMEDIA, Inc.  (a)                                                                   101,804                    201,572
                                                                                                        -----------------


StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)

Common Stocks - 97.88% - continued                                                  Shares                   Value

Pharmaceutical Preparations - 6.89%
Arqule, Inc.  (a)                                                                      85,405                    202,410
Bentley Pharmaceuticals, Inc. (a)                                                      73,945                    659,589
Cell Genesys, Inc. (a)                                                                 34,620                    274,883
Guilford Pharmaceuticals, Inc. (a)                                                     11,050                     37,902
Large Scale Biology Corp.  (a)                                                         81,530                     46,472
SICOR, Inc. (a)                                                                         9,160                    137,766
Tularik, Inc. (a)                                                                       8,500                     34,085
                                                                                                        -----------------
                                                                                                               1,393,107
                                                                                                        -----------------

Radio Broadcasting Stations - 0.49%
Beasley Broadcast Group, Inc. - Class A (a)                                             9,915                     98,357
                                                                                                        -----------------

Retail - Auto Dealers & Gasoline Stations - 2.64%
Asbury Automative Group, Inc. (a)                                                      10,600                     77,910
Group 1 Automotive, Inc. (a)                                                            6,250                    145,562
Sonic Automotive, Inc. (a)                                                             14,510                    220,842
United Auto Group, Inc. (a)                                                             8,060                     89,708
                                                                                                        -----------------
                                                                                                                 534,022
                                                                                                        -----------------

Retail - Building Materials, Hardware, Garden Supply - 0.25%
Tractor Supply Co. (a)                                                                  1,500                     49,605
                                                                                                        -----------------

Retail - Eating Places - 0.49%
Landry's Restaurants, Inc.                                                              2,850                     46,740
Ruby Tuesday, Inc.                                                                      2,850                     53,096
                                                                                                        -----------------
                                                                                                                  99,836
                                                                                                        -----------------

Retail - Family Clothing Stores - 0.25%
Urban Outfitters, Inc. (a)                                                              2,650                     50,165
                                                                                                        -----------------

Savings Institution, Federally Chartered - 2.49%
BankAtlantic Bancorp - Class A                                                         39,750                    360,532
BankUnited Financial Corp. (a)                                                          8,050                    141,599
                                                                                                        -----------------
                                                                                                                 502,131
                                                                                                        -----------------

Savings Institutions, Not Federally Chartered - 0.57%
Independence Community Bank Corp.                                                       4,450                    115,611
                                                                                                        -----------------

Search, Detection, Navigation, Guidance, Aeronautical Sys. - 1.02%
FLIR Systems, Inc.  (a)                                                                 4,650                    205,576
                                                                                                        -----------------

Semiconductors & Related Devices - 5.63%
Genesis Microchip, Inc. (a)                                                            23,350                    284,403
OSI Systems, Inc. (a)                                                                  12,950                    220,150
Zoran Corp. (a)                                                                        52,050                    633,449
                                                                                                        -----------------
                                                                                                               1,138,002
                                                                                                        -----------------

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)

Common Stocks - 97.88% - continued                                                  Shares                   Value

Services - Advertising Agencies - 0.64%
Havas (c)                                                                              40,881                    128,366
                                                                                                        -----------------

Services - Allied To Motion Picture Production - 0.43%
Point. 360  (a)                                                                        40,470                     87,011
                                                                                                        -----------------

Services - Business Services - 0.93%
Websense, Inc. (a)                                                                     13,300                    188,328
                                                                                                        -----------------

Services - Commercial Physical & Biological Research - 5.79%
Applied Molecular Evolution, Inc. (a)                                                  99,945                    248,863
Cambridge Antibody Technology Group Plc..  (c)                                         17,660                    116,538
Diversa Corp. (a)                                                                     103,665                    726,692
Exelixis, Inc. (a)                                                                      6,233                     35,964
Medarex, Inc. (a)                                                                      15,250                     42,548
                                                                                                        -----------------
                                                                                                               1,170,605
                                                                                                        -----------------

Services - Computer Integrated Systems Design - 4.96%
Radiant Systems, Inc. (a)                                                              15,795                    123,201
SI International, Inc. (a)                                                              9,450                     71,726
TALX Corp.                                                                             35,765                    437,764
Vastera, Inc. (a)                                                                      77,608                    369,414
                                                                                                        -----------------
                                                                                                               1,002,105
                                                                                                        -----------------

Services - Computer Programming, Data Processing, Etc. - 1.20%
Systems & Computer Technology Corp. (a)                                                30,359                    241,961
                                                                                                        -----------------

Services - Engineering, Accounting, Research, Management - 0.89%
PRG Schultz International, Inc. (a)                                                    25,500                    179,775
                                                                                                        -----------------

Services - Help Supply Services - 0.50%
Labor Ready, Inc. (a)                                                                  18,860                    101,844
                                                                                                        -----------------

Services - Prepackaged Software - 2.86%
Actuate Corp. (a)                                                                      46,475                     67,854
ScanSoft, Inc. (a)                                                                     48,655                    218,947
SkillSoft, Corp.                                                                       38,647                    110,144
Take-Two Interactive Software, Inc. (a)                                                 8,600                    179,826
                                                                                                        -----------------
                                                                                                                 576,771
                                                                                                        -----------------

Services - Racing, Including Track Operation - 1.14%
Penn National Gaming, Inc. (a)                                                         13,550                    230,892
                                                                                                        -----------------

Special Industry Machinery - 0.96%
Asyst Technologies, Inc. (a)                                                           30,000                    194,100
                                                                                                        -----------------


StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)

Common Stocks - 97.88% - continued                                                  Shares                   Value

State Commercial Banks - 3.05%
Boston Private Financial Holdings Corp.                                                27,050                    441,456
W Holding Co., Inc.                                                                     2,826                     51,546
Wintrust Financial Corp.                                                                4,150                    122,508
                                                                                                        -----------------
                                                                                                                 615,510
                                                                                                        -----------------

Steel Pipe & Tubes - 2.42%
Maverick Tube Corp. (a)                                                                28,000                    488,320
                                                                                                        -----------------

Surgical & Medical Instruments & Apparatus - 0.99%
The Med-Design Corp.  (a)                                                              34,780                    199,985
                                                                                                        -----------------

Television Broadcasting Stations - 6.45%
SBS Broadcasting S.A. (a)                                                              55,500                    725,940
UnitedGlobalCom, Inc.  (a)                                                            215,145                    576,589
                                                                                                        -----------------
                                                                                                               1,302,529
                                                                                                        -----------------

Title Insurance - 1.69%
The First American Financial Corp.                                                     14,750                    340,725
                                                                                                        -----------------

Wholesale - Professional & Commercial Equipment & Supplies - 0.68%
Global Imaging Systems, Inc. (a)                                                        7,390                    136,789
                                                                                                        -----------------

TOTAL COMMON STOCKS (Cost $32,724,568)                                                                        19,775,361
                                                                                                        -----------------

Money Market Securities - 1.05%
Huntington Money Market Investors Shares - Class A, 0.25%, (Cost $211,510) (b)        211,510                    211,510
                                                                                                        -----------------

TOTAL INVESTMENTS (Cost $32,936,078) - 98.93%                                                           $     19,986,871
                                                                                                        -----------------

Cash and other assets less liabilities - 1.07%                                                                   216,949
                                                                                                        -----------------

TOTAL NET ASSETS - 100.00%                                                                              $     20,203,820
                                                                                                        =================



(a) Non-income producing.
(b) Variable rate security; the yield shown represents the yield at February 28, 2003. (c) American Depository Receipt.

StoneRidge Funds
Statement of Assets and Liabilities - February 28, 2003 (Unaudited)

                                                                 StoneRidge        StoneRidge           StoneRidge
                                                                    Bond             Equity          Small Cap Growth
                                                                    Fund              Fund                 Fund
                                                               ----------------------------------------------------------
Assets:

Investments in securities, at value                              $25,385,364         $3,287,136               $19,986,871
  (cost $24,565,718, $4,217,371,
  and $32,936,078, respectively)

Cash                                                                       -                  -                     2,000

Interest receivable                                                  187,462                 43                        22

Dividends receivable                                                       -              4,864                        63

Receivable for investments sold                                    2,974,749             16,788                   221,505

Receivable for fund shares sold                                      291,461             70,429                    10,976

Receivable from administration                                        10,426              7,856                     3,869

Receivable from advisor                                                    -              3,748                         -

                                                               ---------------   ---------------  -----------------------
     Total assets                                                 28,849,462          3,390,864                20,225,306

                                                               ---------------   ---------------  -----------------------

Liabilities:

Accrued advisory fees                                                   3,831                 -                   12,076

Redemptions payable                                                         -             7,715                      265
Other payables and accrued expenses                                     7,509             6,224                    9,145
Payable for investments purchased                                   2,971,268             8,079                        -
                                                               ---------------   ---------------  -----------------------
     Total liabilities                                              2,982,608            22,018                   21,486
                                                               ---------------   ---------------  -----------------------

Net Assets:
Applicable to 2,489,550, 794,530,

and 6,112,716 outstanding, respectively                           $25,866,854        $3,368,846              $20,203,820
                                                               ===============   ===============  =======================

Net Assets consist of:
Paid in capital                                                    25,087,888         6,673,312               46,814,621
Accumulated net investment income (loss)                                 (49)            14,865                (113,706)
Accumulated net realized gain (loss) on investments                  (40,631)       (2,389,097)             (13,547,888)
Net unrealized appreciation (depreciation) on investments             819,646         (930,234)             (12,949,207)
                                                               ---------------   ---------------  -----------------------


                                                                  $25,866,854        $3,368,846             $20,203,820
                                                               ===============   ===============  =======================

Net asset value and offering

  price per share                                                   $10.39             $4.24                $3.31
                                                               ===============   ===============  =======================


Redemption price per share (a)                                      $10.18             $4.16                $3.24
                                                               ===============   ===============  =======================


(a) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 30 days of purchase.

StoneRidge Funds
Statement of Operations
Six months ended February 28, 2003 (Unaudited)

                                                                   StoneRidge        StoneRidge         StoneRidge
                                                                      Bond             Equity        Small Cap Growth
                                                                      Fund              Fund              Fund
                                                                 --------------------------------------------------------
Investment Income

Dividend income                                                              $-           $23,716                $20,519

Interest income                                                          623,290              905                  2,147
                                                                 ----------------  --------------- ----------------------
  Total Income                                                           623,290           24,621                 22,666
                                                                 ----------------  --------------- ----------------------

Expenses
Investment advisor fee                                                    47,920            9,677                109,107
Administration expenses                                                   15,000           15,000                 15,000
Auditing expenses                                                          3,115            2,903                  3,273
Custodian expenses                                                         4,912            2,032                  6,983
Fund accounting expenses                                                  10,303            7,257                  9,274
Insurance expenses                                                         2,995              677                  2,291
Legal expenses                                                             2,875            2,903                  2,291
Trustee expenses                                                             719              677                    655
Pricing expenses                                                           5,631            3,484                  3,928
Registration expenses                                                        719              726                  1,200
Printing expenses                                                            479              726                    436
Transfer agent expenses                                                    8,985            6,612                 12,015
Miscellaneous expenses                                                     1,318              968                  2,837
                                                                 ----------------  --------------- ----------------------
  Total Expenses                                                         104,971           53,642                169,290
Fees waived by administrator                                             (3,020)          (5,339)                (4,089)
Expenses reimbursed by advisor                                          (24,186)         (33,777)               (28,829)
                                                                 ----------------  --------------- ----------------------
Total operating expenses                                                  77,765           14,526                136,372
                                                                 ----------------  --------------- ----------------------
Net Investment Income (Loss)                                             545,525           10,095              (113,706)
                                                                 ----------------  --------------- ----------------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                        306,400        (608,907)            (6,721,088)
Change in net unrealized appreciation (depreciation)
   on investment securities                                              477,096          303,047              4,090,846
                                                                 ----------------  --------------- ----------------------
Net realized and unrealized gain (loss) on investment securities         783,496        (305,860)            (2,630,242)
                                                                 ----------------  --------------- ----------------------
Net increase (decrease) in net assets resulting from operations     $  1,329,021      $ (295,765)           $(2,743,948)

                                                                 ================  =============== ======================

StoneRidge Funds
Statement of Changes in Net Assets

                                                                 StoneRidge                             StoneRidge
                                                                 Bond Fund                              Equity Fund
                                                   --------------------------------------- --------------------------------------

                                                    Six months ended           Year         Six months ended          Year
                                                      Feb. 28, 2003           Ended          Feb. 28, 2003           Ended
Increase (Decrease) in Net Assets                      (Unaudited)        Aug. 31, 2002       (Unaudited)        Aug. 31, 2002
                                                   --------------------  ----------------- -------------------  -----------------
Operations:

  Net investment income (loss)                                $545,525         $1,160,753            $10,095             $11,068
  Net realized gain (loss) on investment
securities                                                     306,400          (339,432)           (608,907)        (1,727,367)
  Change in net unrealized appreciation
(depreciation)                                                 477,096          (363,518)            303,047              1,625
                                                   --------------------  ----------------- -------------------  -----------------
  Net increase (decrease) in net assets resulting            1,329,021            457,803           (295,765)        (1,714,674)
from operations
                                                   --------------------  ----------------- -------------------  -----------------
Distributions:
  From net investment income                                 (545,112)        (1,171,910)                   -            (6,370)
  From net realized gain                                             -          (190,361)                   -          (234,869)
                                                   --------------------  ----------------- -------------------  -----------------
  Total distributions                                        (545,112)        (1,362,271)                   -          (241,239)
                                                   --------------------  ----------------- -------------------  -----------------
Capital Share Transactions:
  Proceeds from shares sold                                  2,451,952          4,972,775             640,195          1,417,012
  Reinvestment of distributions                                545,112          1,362,271                   -            241,239
  Amount paid for shares repurchased                       (1,100,788)        (4,058,722)           (293,902)        (1,193,398)
                                                   --------------------  ----------------- -------------------  -----------------
  Net increase (decrease) in net assets
resulting
     from share transactions                                 1,896,276          2,276,324             346,293            464,853
                                                   --------------------  ----------------- -------------------  -----------------
Total Increase (Decrease) in Net Assets                      2,680,185          1,371,856              50,528        (1,491,060)
                                                   --------------------  ----------------- -------------------  -----------------

Net Assets:
  Beginning of period                                       23,186,669         21,814,813           3,318,318          4,809,378
                                                   --------------------  ----------------- -------------------  -----------------
  End of period                                            $25,866,854        $23,186,669          $3,368,846         $3,318,318
                                                   ====================  ================= ===================  =================

Accumulated undistribruted net
  investment income (loss) included

  in net assets at end of period                                 $(49)             $(464)             $14,865             $4,770
                                                   --------------------  ----------------- -------------------  -----------------

Capital Share Transactions:
  Shares sold                                                  239,227            484,010             146,471            236,611
  Shares issued in reinvestment of
distributions                                                   53,266            133,318                   -             36,440
  Shares repurchased                                         (108,061)          (396,746)            (67,006)          (200,778)
                                                   --------------------  ----------------- -------------------  -----------------

  Net increase (decrease) from capital
transactions                                                   184,432            220,582              79,465             72,273
                                                   ====================  ================= ===================  =================



StoneRidge Funds
Statement of Changes in Net Assets - continued

                                                                                     StoneRidge
                                                                               Small Cap Growth Fund
                                                                      -----------------------------------------

                                                                        Six months ended           Year
                                                                         Feb. 28, 2003             Ended
Increase (Decrease) in Net Assets                                         (Unaudited)          Aug. 31, 2002
                                                                      ---------------------  ------------------
Operations:

  Net investment income (loss)                                                  $(113,706)          $(239,824)
  Net realized gain (loss) on investment securities                            (6,721,088)         (5,190,449)
  Change in net unrealized appreciation (depreciation)                           4,090,846         (8,213,419)
                                                                      ---------------------  ------------------
  Net increase (decrease) in net assets resulting from                         (2,743,948)        (13,643,692)
operations
                                                                      ---------------------  ------------------
Distributions:
  From net investment income                                                             -                   -
  From net realized gain                                                                 -                   -
                                                                      ---------------------  ------------------
  Total distributions                                                                    -                   -
                                                                      ---------------------  ------------------
Capital Share Transactions:
  Proceeds from shares sold                                                      1,602,597          19,317,221
  Reinvestment of distributions                                                          -                   -
  Amount paid for shares repurchased                                           (1,744,980)         (3,365,498)
                                                                      ---------------------  ------------------
  Net increase (decrease) in net assets
resulting
     from share transactions                                                     (142,383)          15,951,723
                                                                      ---------------------  ------------------
Total Increase (Decrease) in Net Assets                                        (2,886,331)           2,308,031
                                                                      ---------------------  ------------------

Net Assets:
  Beginning of period                                                           23,090,151          20,782,120
                                                                      ---------------------  ------------------
  End of period
                                                                               $20,203,820         $23,090,151
                                                                      =====================  ==================

Accumulated undistribruted net
  investment income (loss) included

  in net assets at end of period                                                $(113,706)                 $ -
                                                                      ---------------------  ------------------

Capital Share Transactions:
  Shares sold                                                                      448,423           3,406,707
  Shares issued in reinvestment of
distributions                                                                            -                   -
  Shares repurchased                                                             (473,810)           (690,852)
                                                                      ---------------------  ------------------

  Net increase (decrease) from capital transactions                               (25,387)           2,715,855
                                                                      =====================  ==================



StoneRidge Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                  StoneRidge
                                                                                  Bond Fund
                                           -----------------------------------------------------------------------------------------

                                             Six months ended            Year                  Year             For the Period
                                              Feb. 28, 2003             Ended                  Ended                Ended       (c)
                                               (Unaudited)          Aug. 31, 2002          Aug. 31, 2001        Aug. 31, 2000
                                           ---------------------   -----------------    --------------------  -------------------

Selected Per Share Data

Net asset value, beginning of
period                                            $10.06                 $10.47                $9.98                $10.00
                                           ---------------------   -----------------   --------------------  -------------------
Income from investment operations
  Net investment
income (loss)                                      0.23                   0.53                  0.60                 0.52
  Net realized and unrealized gain
(loss)                                             0.33                  (0.32)                 0.48                (0.02)
                                           ---------------------   -----------------   --------------------  -------------------
Total from investment
operations                                         0.56                   0.21                  1.08                0.50
                                           ---------------------   -----------------   --------------------  ------------------
Less Distributions to shareholders:
  From net investment
income                                           (0.23)                  (0.53)              (0.59)                (0.52)
  From net realized
gain                                              0.00                   (0.09)               0.00                  0.00
                                           ---------------------   -----------------    --------------------  -------------------

Total distributions                              (0.23)                  (0.62)              (0.59)                (0.52)
                                           ---------------------   -----------------    --------------------  -------------------


Net asset value, end
of period                                        $10.39                 $10.06              $10.47                 $9.98
                                           =====================   =================   ====================  ===================

Total Return                                     5.61%(b)                2.00%              11.16%                5.21%(b)

Ratios and
Supplemental Data
Net assets, end of
period (000)                                    $25,867                $23,187             $21,815               $18,852
Ratio of expenses to average net
assets                                           0.65%(a)                0.65%               0.65%                 0.65% (a)
Ratio of expenses to average net
assets
   before waiver &
reimbursement                                    0.89%(a)                0.89%               0.91%                 0.93% (a)
Ratio of net
investment income to

   average net assets                            4.55%(a)                5.11%               5.85%                 5.88% (a)
Ratio of net
investment income to
   average net assets before waiver &
reimbursement                                    4.31% (a)               4.88%              5.60%                 5.59%  (a)

Portfolio turnover rate                         66.13%                  63.00%              66.33%                137.78%



(a) Annualized.
(b) For periods of less than a full year, total return is not annualized.
(c) For the period October 13, 1999 (Commencement of Operations) to August 31, 2000.

StoneRidge Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                 StoneRidge
                                                                                Equity Fund
                                          -----------------------------------------------------------------------------------------

                                            Six months ended            Year                 Year             For the Period
                                             Feb. 28, 2003             Ended                 Ended                 Ended      (c)
                                              (Unaudited)          Aug. 31, 2002         Aug. 31, 2001         Aug. 31, 2000
                                          ---------------------   -----------------   --------------------   ------------------

Selected Per Share
Data

Net asset value, beginning of
period                                          $4.64                   $7.48                $13.68                $10.00
                                         ----------------------   -----------------   --------------------  -------------------
Income from investment operations
  Net investment
income (loss)                                    0.01                     0.02                0.01                  0.03
  Net realized and unrealized
gain (loss)                                     (0.41)                  (2.50)               (3.10)                 3.66
                                         ----------------------   -----------------   --------------------  -------------------

Total from
investment operations                           (0.40)                  (2.48)               (3.09)                 3.69
                                         ---------------------    -------------------------------------------------------------
Less Distributions to
shareholders:
  From net
investment income                               0.00                    (0.01)              (0.03)                (0.01)
  From net realized
gain                                            0.00                    (0.35)              (3.08)                 0.00
                                          ---------------------   -----------------   --------------------   ------------------

Total distributions
                                                0.00                    (0.36)              (3.11)                (0.01)
                                          ---------------------   -------------------------------------------------------------


Net asset value, end
of period                                      $4.24                     $4.64              $7.48                $13.68
                                         =====================    =============================================================

Total Return                                   (8.62)%(b)               (34.63)%           (25.80)%              36.93%(b)

Ratios and
Supplemental Data

Net assets, end of
period (000)                                   $3,369                   $3,318             $4,809                $5,813
Ratio of expenses to average net
assets                                          0.90%(a)                 0.90%              0.90%                 0.90% (a)
Ratio of expenses to average net
assets
   before waiver &
reimbursement                                   3.03%(a)                 2.73%              2.39%                 2.44% (a)
Ratio of net
investment income to

   average net assets                           0.63%(a)                 0.26%              0.10%                 0.26% (a)
Ratio of net
investment income to
   average net assets before waiver &
reimbursement                                 (1.51)%(a)                (1.56)%            (1.38)%               (1.28)%(a)
Portfolio turnover
rate                                           38.06%                   51.64%             105.93%               127.80%


(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c) For the period October 1, 1999 (Commencement of Operations) to August 31, 2000.

StoneRidge Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                   StoneRidge
                                                                             Small Cap Growth Fund
                                            ----------------------------------------------------------------------------------------

                                              Six months ended            Year                  Year             For the Period
                                               Feb. 28, 2003             Ended                  Ended                Ended       (c)
                                                (Unaudited)          Aug. 31, 2002          Aug. 31, 2001        Aug. 31, 2000
                                            ---------------------   -----------------    --------------------  -------------------

Selected Per Share Data

Net asset value, beginning of
period                                             $3.76                   $6.07                $17.01                $10.00
                                            ---------------------   -----------------   --------------------   ------------------
Income from investment operations
  Net investment
income (loss)                                      (0.02)                  (0.05)              (0.07)                (0.09)
  Net realized and unrealized gain
(loss)                                             (0.43)                  (2.26)              (5.57)                 7.24
                                            ---------------------   -----------------   --------------------   ------------------
Total from investment
operations                                         (0.45)                  (2.31)              (5.64)                 7.15
                                           ----------------------   -----------------   --------------------  -------------------
Less Distributions to shareholders:
  From net investment
income                                              0.00                    0.00                0.00                 (0.01)
  From net realized
gain                                                0.00                    0.00               (5.30)                (0.13)
                                            ---------------------   -----------------    --------------------  -------------------

Total distributions                                 0.00                    0.00               (5.30)                (0.14)
                                            ---------------------   -----------------    --------------------  -------------------


Net asset value, end
of period                                          $3.31                   $3.76                $6.07               $17.01
                                           ======================   =================   ====================  ===================

Total Return                                      (11.97)%(b)            (38.06)%              (36.96)%             71.94%(b)

Ratios and
Supplemental Data
Net assets, end of
period (000)                                      $20,204                 $23,090              $20,782              $19,047
Ratio of expenses to average net
assets                                             1.25%(a)                1.25%                 1.25%                1.25%(a)
Ratio of expenses to average net
assets
   before waiver &
reimbursement                                      1.52%(a)                1.52%                 1.53%                1.78%(a)
Ratio of net
investment income to

   average net assets                            (1.04)%(a)              (1.00)%               (0.91)%              (0.70)%(a)
Ratio of net
investment income to
   average net assets before waiver &
reimbursement                                    (1.31)%(a)              (1.27)%               (1.19)%              (1.23)%(a)

Portfolio turnover rate                           30.75%                  71.97%               146.06%              233.01%



(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c) For the period October 1, 1999 (Commencement of Operations) to August 31, 2000.

                                                 StoneRidge Funds
                                           Notes to Financial Statements
                                           February 28, 2003 (unaudited)

NOTE 1.  ORGANIZATION

     The StoneRidge Equity Fund, StoneRidge Small Cap Growth Fund and StoneRidge Bond Fund (each a "Fund" or collectively, the "Funds") were organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to each Fund is StoneRidge Investment Partners, LLC (the "Advisor"). The predecessor funds of the StoneRidge Equity Fund, the StoneRidge Small Cap Growth Fund and the StoneRidge Bond Fund commenced operations on October 1, 1999, October 1, 1999, and October 13, 1999, respectively.

     On January 3, 2003, each of the Funds entered into a tax-free reorganization. In this reorganization, The StoneRidge Equity Fund acquired all of the assets and liabilities of The StoneRidge Equity Fund, a series of the AmeriPrime Advisors Trust (the "Equity Predecessor Fund"). The StoneRidge Small Cap Growth Fund acquired all of the assets and liabilities of The StoneRidge Small Cap Growth Fund, a series of the AmeriPrime Advisors Trust ("Small Cap Predecessor Fund"), in the reorganization. In addition, The StoneRidge Bond Fund acquired all of the assets and liabilities of an additional series of AmeriPrime Advisors Trust called The StoneRidge Bond Fund (the "Bond Predecessor Fund"). Each of the predecessor funds are referred to collectively as the "Predecessor Funds."


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

     Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Advisor, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - Each Fund intends to continue to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

                                                 StoneRidge Funds
                                           Notes to Financial Statements
                                     February 28, 2003 (unaudited) - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Dividends and Distributions - Each Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year. The Equity and Small Cap Growth Funds typically distribute substantially all of their net investment income in the form of dividends to shareholders annually. The Bond Fund typically declares substantially all of its net investment income as dividends to its shareholders on a monthly basis and pays such dividends monthly. Each Fund typically distributes it net long term capital gains and its net short term capital gains annually.

     Other - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital for the Small Cap Growth Fund.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Adviser is StoneRidge Investment Partners, L.L.C., 7 Great Valley Parkway, Suite 290, Malvern, PA 19355. Philip H. Brown II, Daniel H. Cook , Lester Rich, CFA, Joseph E. Stocke, CFA, and Christopher A. Thorsheim are the controlling members of the Advisor.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: Equity Fund, 0.60%; Small Cap Growth Fund, 1.00%; Bond Fund, 0.40%. For the six months ended February 28, 2003, the Advisor earned a fee of $47,920 from the Bond Fund, $9,677 from the Equity Fund, and $109,107 from the Small Cap Growth Fund.

     The Advisor has contractually agreed to waive fees and/or reimburse expenses through December 31, 2003 to maintain each Fund's total operating expenses, as a percentage of average daily net assets, as follows: Equity Fund, 0.90%; Small Cap Growth Fund, 1.25%; and Bond Fund, 0.65%. For the six months ended February 28, 2003, the Advisor reimbursed expenses of $24,186 for the Bond Fund, $33,777 for the Equity Fund, and $28,829 for the Small Cap Growth Fund.

     Each Fund retains Unified Fund Services, Inc. (Unified) to manage the Fund's business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from each Fund equal to an annual average rate of 0.10% of the Fund's average daily net assets up to $50 million dollars, 0.075% of the Fund's average daily net assets from $50 million to $100 million and 0.050% of the Fund's average daily net assets over $100 million (subject to a $2,500 minimum monthly fee). For the six months ended February 28, 2003, Unified was entitled to fees of $15,000 for administrative services provided to the Bond Fund, $15,000 for administrative services provided to the Equity Fund, and $15,000 for administrative services provided to the Small Cap Growth Fund. Unified has voluntarily agreed to waive a portion of its fees for each Fund. For the six months ended February 28, 2003, Unified waived fees of $3,020 for the Bond Fund, $5,339 for the Equity Fund and $4,089 for the Small Cap Growth Fund. There is no assurance that such waivers will continue in the future. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

                                                 StoneRidge Funds
                                           Notes to Financial Statements
                                     February 28, 2003 (unaudited) - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     The Funds retain Unified to act as each Fund's transfer agent and to provide each Fund with fund accounting services. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund). For the six months ended February 28, 2003, Unified received fees of $8,985 for transfer agent services provided to the Bond Fund, $6,612 for transfer agent services provided to the Equity Fund, and $12,015 for transfer agent services provided to the Small Cap Growth Fund. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the six months ended February 28, 2003, Unified received fees of $10,303 for fund accounting services provided to the Bond Fund, $7,257 for fund accounting services provided to the Equity Fund, and $9,274 for fund accounting services provided to the Small Cap Growth Fund.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principle distributor of its shares. There were no payments made to Unified Financial Securities, Inc. by the Funds during the six months ended February 28, 2003. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.


NOTE 4.  INVESTMENTS

     Bond Fund. For the six months ended February 28, 2003, purchases and sales of investment securities, other than short term investments, aggregated $19,111,686 and $13,249,550 respectively. As of February 28, 2003, the gross unrealized appreciation for all securities totaled $819,646 and the gross unrealized depreciation for all securities totaled $0 for a net unrealized appreciation of $819,646. The aggregate cost of securities for federal income tax purposes at February 28, 2003 was $24,565,718.

     Equity Fund. For the six months ended February 28, 2003, purchases and sales of investment securities, other than short term investments, aggregated $1,333,007 and $1,171,327, respectively. As of February 28, 2003, the gross unrealized appreciation for all securities totaled $53,835 and the gross unrealized depreciation for all securities totaled $984,069 for a net unrealized depreciation of $930,234. The aggregate cost of securities for federal income tax purposes at February 28, 2003 was $4,217,371.

     Small Cap Growth Fund. For the six months ended February 28, 2003, purchases and sales of investment securities, other than short term investments, aggregated $6,733,919 and $7,166,567, respectively. As of February 28, 2003, the gross unrealized appreciation for all securities totaled $294,642 and the gross unrealized depreciation for all securities totaled $13,243,849 for a net unrealized depreciation of $12,949,207. The aggregate cost of securities for federal income tax purposes at February 28, 2003 was $32,936,078.


NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. StoneRidge Funds Notes to Financial Statements February 28, 2003 (unaudited) - continued


NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2003, First Union National Bank held 98.64% of the Bond Fund in an omnibus account for the benefit of others. As of February 28, 2003, First Union National Bank held 72.54% of the Equity Fund in an omnibus account for the benefit of others. As of February 28, 2003, Charles Schwab & Company held 30.06% of the Small Cap Growth Fund in an omnibus account for the benefit of others.

NOTE 7. SIGNIFICANT EVENT

     On January 3, 2003, the StoneRidge Bond Fund, Equity Fund and Small Cap Growth Fund, series of the Unified Series Trust (the "Successor Funds"), acquired all of the assets and liabilities of the Predecessor Funds in a tax-free reorganization. Shareholders of the Predecessor Funds received shares of the Successor Funds in exchange for their Predecessor Funds' shares, and the Predecessor Funds ceased operations.

Item 2. Code of Ethics.  Not applicable to Semi-Annual Reports.

Item 3. Audit Committee Financial Expert. Not applicable to Semi-Annual Reports.

Items 4-8.  Reserved

Item 9. Controls and Procedures. Not applicable to Semi-Annual Reports for the period ended February 28, 2003.

Item 10. Exhibits. Certifications required by Item 10(b) of Form N-CSR are filed herewith.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).]


                                                    SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Unified Series Trust

By (Signature and Title)
*         Timothy Ashburn
         Timothy Ashburn, President

Date 04/15/2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*           Timothy Ashburn
         Timothy Ashburn, President

Date 04/15/2003

By (Signature and Title)
*          Thomas Napurano
         Thomas Napurano, Chief Financial Officer

Date 04/15/2003